EARNINGS PER SHARE - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings (loss) per share – basic (in dollars per share)	$ 0.33	$ (0.94)	$ 0.11
Earnings (loss) per share – diluted (in dollars per share)	$ 0.33	$ (0.94)	$ 0.11
Earnings (loss) attributed to owner(s) of the Company	$ 10,496,847	$ (29,285,428)	$ 3,139,333
Weighted average number of Ordinary Shares – basic (in shares)	31,571,461	30,995,079	28,600,000
Weighted average effect of dilutive securities:
RSUs (in shares)	146,813	0	0
Commitment Shares (in shares)	17,238	0	0
Weighted average number of Ordinary Shares - diluted (in shares)	31,735,512	30,995,079	28,600,000